Investment Strategy - BondBloxx IR+M Tax-Aware Intermediate Duration ETF	Mar. 05, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund is newly organized and invests in a diversified portfolio of U.S. dollar-denominated municipal and taxable intermediate duration fixed income securities that in the Sub-Adviser’s (as defined below) view offers relatively attractive after-tax income (i.e., securities that generate a greater amount of after-tax return than the comparable universe of U.S. dollar-denominated, investment-grade fixed income debt instruments over a specified period of time). The Fund invests, under normal circumstances, at least 50% of its total assets in municipal securities that pay interest that is exempt from U.S. federal income tax. These securities may pay interest that is subject to the U.S. federal alternative minimum tax and state and local income tax for certain taxpayers. The income earned and distributed to shareholders on taxable securities would not be exempt from U.S. federal, state or local income tax.

The Fund invests, under normal circumstances, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) either directly or indirectly (e.g., through derivatives) in a portfolio of U.S. dollar-denominated, investment-grade fixed income debt instruments. The fixed income debt instruments in which the Fund may invest include municipal securities, securities issued or guaranteed by the U.S. government and its agencies, corporate debt securities, agency and non-agency mortgage-backed securities of any kind, including commercial mortgage-backed securities (“CMBS”), asset-backed securities of any kind, and the rated debt tranches of collateralized loan obligations (“CLOs”) (i.e., securities backed by an underlying portfolio of loan obligations, which may include senior unsecured loans and subordinate corporate loans).

“Investment-grade” securities are securities that at the time of purchase are rated above Baa3 by at least one nationally recognized statistical rating organizations (“NRSRO”). In the case of a split rated security (that is, two or more NRSROs give a security different ratings), the highest rating shall apply. The Fund may only invest in fixed income investments that have a minimum of B3 by Moody’s Investors Services, Inc. (“Moody’s”) or B- by S&P Global Ratings (“S&P”), or the equivalent by another NRSRO or that are unrated but considered to be of equivalent quality by the Sub-Adviser. Fixed income investments with a rating below Baa3 by Moody’s (which includes investments rated B3) or below BBB- by S&P (which includes investments rated B-) are below investment grade securities. Those bonds rated Baa3/BBB-/BBB-, while considered to be “investment grade,” may have speculative characteristics. Any credit quality requirements as to investments apply only at the time of an investment to which the requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later credit quality downgrade or change in circumstances will not be considered in determining whether any investment complies with the Fund’s credit quality limitation or requirement. Nevertheless, while the percentage of investments in investment grade securities is below 80%, the Fund will only purchase qualifying securities and not purchase additional non-investment grade securities.

The Fund may invest up to 20% of its total assets in other securities, including fixed-income securities rated, at the time of purchase, below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Sub-Adviser, U.S. dollar denominated foreign securities, securities of other registered investment companies, including ETFs, cash, and cash equivalents.

The Fund expects to invest up to 30% of its total assets in U.S. dollar-denominated, investment-grade fixed income debt instruments issued by non-U.S. domiciled issuers, other than sovereign debt.

Income Research + Management (“IR+M” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser selects securities for the Fund based on a variety of factors, including credit quality, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering federal tax rates and without regard to state and local income taxes). Consistent with the Fund’s investment objective, the Fund could continue to hold a security even if the interest on that security changes from being tax-exempt to taxable. If the Fund should hold a municipal security that loses its tax-exempt status retroactively, the Sub-Adviser will evaluate the after-tax yield of the security relative to the broader universe of U.S. dollar-denominated, investment-grade fixed income debt instruments that the Sub-Adviser follows to determine whether to continue to hold or dispose of the security. Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a weighted average portfolio duration of between 4 and 8 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s dollar weighted average portfolio duration, however, may be longer or shorter at any time or from time to time based on market conditions (including, among other events or factors, lack of liquidity in the bond markets or periods of high volatility and reduced liquidity) in the Sub-Adviser’s discretion. For example, the price of a security with a two-year duration would be expected to drop approximately 2% in response to a 1% increase in interest rates. As part of its tax-aware strategy, the Fund typically sells securities when, in the opinion of the Sub-Adviser, the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.